UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22273

Nuveen Pennsylvania Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Pennsylvania Municipal Value Fund (NPN)
	May 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.3% (99.3% of Total Investments)

	MUNICIPAL BONDS – 99.3% (99.3% of Total Investments)

	Consumer Staples – 3.6% (3.6% of Total Investments)
$ 570	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 648,791
	Series 2001, 6.500%, 5/15/33
25	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	31,519
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
595	Total Consumer Staples			680,310
	Education and Civic Organizations – 4.8% (4.8% of Total Investments)
70	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane	3/27 at 100.00	BBB–	73,854
	Charter School Project, Series 2016, 5.125%, 3/15/36
20	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/27 at 100.00	BBB–	20,713
	Revenue Bonds, Series 2017A, 5.000%, 12/15/47
30	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series	5/24 at 100.00	Baa3	31,554
	2014, 5.000%, 5/01/37
30	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2017A,	4/27 at 100.00	AA–	30,543
	3.750%, 10/01/46
60	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University,	11/26 at 100.00	BBB+	60,538
	Series 2016, 4.000%, 5/01/46
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College,
	Series 2016OO2:
15	3.250%, 5/01/36	5/26 at 100.00	BBB+	13,704
40	3.500%, 5/01/41	5/26 at 100.00	BBB+	36,885
35	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	38,477
	Series 2013A, 6.500%, 9/01/38
120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University,	6/23 at 100.00	BBB+	131,090
	Refunding Series 2013, 5.000%, 6/01/32
40	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	44,370
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	A3	36,030
60	5.000%, 11/01/42	11/22 at 100.00	A3	66,974
95	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/23 at 100.00	A–	106,273
	Series 2013A, 5.500%, 7/15/38
100	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB	105,725
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A–	109,718
	2010, 5.000%, 11/01/40
850	Total Education and Civic Organizations			906,448
	Health Care – 18.2% (18.2% of Total Investments)
695	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	753,018
	Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34
100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/25 at 100.00	A	111,905
	Center Project, Series 2016A, 5.000%, 11/15/46
55	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/26 at 100.00	A+	62,735
	System Project, Refunding Series 2016A, 5.000%, 6/01/35
35	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A+	38,245
	System Project, Series 2012A, 5.000%, 6/01/42
225	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A,	7/26 at 100.00	BBB	243,772
	5.000%, 7/01/41
210	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System,	8/26 at 100.00	AA–	238,312
	Refunding Series 2016B, 5.000%, 8/15/46
150	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System,	8/26 at 100.00	AA–	170,733
	Series 2016A, 5.000%, 8/15/42
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Refunding Series 2016:
30	3.000%, 11/01/36	5/26 at 100.00	A	27,619
150	4.000%, 11/01/41	5/26 at 100.00	A	155,933
100	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health	7/19 at 100.00	AA–	108,964
	System Project, Series 2009A, 5.750%, 7/01/39
200	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Baa2	215,732
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
65	Philadelphia Authority for Industrial Development, Pennsylvania, Hospital Revenue Bonds, The	7/27 at 100.00	AA	77,654
	Children's Hospital of Philadelphia, Series 2017, 5.000%, 7/01/33 (WI/DD, Settling 6/29/17)
100	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	107,862
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
200	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health	1/27 at 100.00	A+	222,518
	Network, Series 2016B, 5.000%, 7/01/45
705	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	AA–	764,728
	Series 2009D, 6.250%, 11/15/34
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	AA	114,082
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
3,120	Total Health Care			3,413,812
	Housing/Multifamily – 6.9% (6.9% of Total Investments)
15	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds,	8/23 at 100.00	Baa3	15,721
	University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
30	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	7/24 at 100.00	BBB–	31,548
	Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
100	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	7/25 at 100.00	BBB–	105,402
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties	7/26 at 100.00	Baa3	323,901
	Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A,
	5.000%, 7/01/35
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds,	10/19 at 100.00	Aa1	827,360
	Eva P. Mithcell Residence Project, Series 2009, 5.100%, 10/20/44
1,245	Total Housing/Multifamily			1,303,932
	Housing/Single Family – 10.2% (10.2% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
65	3.300%, 10/01/32	10/21 at 100.00	AA+	65,417
25	3.650%, 10/01/37	10/21 at 100.00	AA+	25,338
40	3.700%, 10/01/42	10/21 at 100.00	AA+	41,230
125	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B,	10/24 at 100.00	AA+	127,384
	4.000%, 4/01/45
315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118B,	4/25 at 100.00	AA+	325,653
	4.100%, 10/01/45
55	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119,	4/25 at 100.00	AA+	55,638
	3.500%, 10/01/36
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120,	10/25 at 100.00	AA+	485,744
	3.200%, 4/01/40
100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121,	10/25 at 100.00	AA+	95,903
	3.200%, 10/01/41
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B:
70	3.450%, 10/01/32 (WI/DD, Settling 6/20/17)	10/26 at 100.00	AA+	71,620
70	3.900%, 10/01/37 (WI/DD, Settling 6/20/17)	10/26 at 100.00	AA+	72,099
70	4.000%, 10/01/42 (WI/DD, Settling 6/20/17)	10/26 at 100.00	AA+	71,911
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121,	10/25 at 100.00	AA+	383,612
	3.200%, 10/01/41 (UB)
50	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	10/22 at 100.00	AA+	61,250
	Trust 2015-XF0066, 12.085%, 10/01/33 (Alternative Minimum Tax) (IF)
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	10/22 at 100.00	AA+	27,435
	Trust 2015-XF0109, 9.074%, 10/01/38 (IF) (4)
1,910	Total Housing/Single Family			1,910,234
	Long-Term Care – 3.0% (3.0% of Total Investments)
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social
	Ministries Project, Series 2015:
120	4.000%, 1/01/33	1/25 at 100.00	BBB+	122,120
135	5.000%, 1/01/38	1/25 at 100.00	BBB+	144,755
20	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic	5/25 at 100.00	A	22,514
	Villages Project, Series 2015, 5.000%, 11/01/35
55	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village	5/23 at 100.00	BBB	60,725
	Project, Series 2013, 5.750%, 5/01/35
200	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/26 at 100.00	N/R	222,438
	Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36
530	Total Long-Term Care			572,552
	Materials – 0.9% (0.9% of Total Investments)
165	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	177,616
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
	Tax Obligation/General – 6.9% (6.9% of Total Investments)
220	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%, 12/01/32	12/23 at 100.00	AA–	257,528
45	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General	4/24 at 100.00	AA	51,387
	Obligation Bonds, Series 2015, 5.000%, 10/01/38
115	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds,	12/24 at 100.00	AA	130,913
	Series 2014D, 5.000%, 12/15/39
195	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited	11/23 at 100.00	AA	221,405
	Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured
15	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/22 at 100.00	AA	17,383
	2014A, 5.000%, 9/01/25 – BAM Insured
400	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	AA–	466,455
35	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa1	35,062
	Series 2012, 3.000%, 2/15/34
80	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016,	5/24 at 100.00	BB	83,115
	5.000%, 11/15/32
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,
	Guaranteed Lease Revenue Bonds, Series 2016A:
15	5.000%, 11/15/21	No Opt. Call	BB	15,567
10	5.000%, 11/15/28	5/24 at 100.00	BB	10,373
1,130	Total Tax Obligation/General			1,289,188
	Tax Obligation/Limited – 5.3% (5.3% of Total Investments)
25	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	26,489
	Bonds, Series 2012A, 5.000%, 5/01/35
120	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	127,928
104	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	107,521
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
480	5.500%, 12/01/34	12/20 at 100.00	AA–	537,378
100	5.000%, 12/01/38	12/19 at 100.00	AA–	107,845
100	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA–	90,324
	Revenue Bonds, Series 2014A, 0.000%, 12/01/37 (5)
929	Total Tax Obligation/Limited			997,485
	Transportation – 8.5% (8.5% of Total Investments)
280	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System	7/27 at 100.00	A1	326,287
	Revenue Bonds, Series 2017, 5.000%, 7/01/42
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	260,566
	5.000%, 1/01/40
140	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	157,000
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
175	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	194,695
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (Alternative
	Minimum Tax)
525	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	590,267
55	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	59,287
	2010B-1, 5.000%, 12/01/37
1,415	Total Transportation			1,588,102
	U.S. Guaranteed – 25.0% (25.0% of Total Investments) (6)
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/19 at 100.00	AA (6)	651,120
	Health System, Series 2009A, 5.250%, 6/01/39 (Pre-refunded 6/01/19)
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+ (6)	614,609
	(Pre-refunded 12/01/19)
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg	2/19 at 100.00	A+ (6)	536,065
	College Project, Series 2009, 5.250%, 2/01/39 (Pre-refunded 2/01/19)
5	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/19 at 100.00	A+ (6)	5,409
	Abington Memorial Hospital Obligated Group, Series 2009A, 5.125%, 6/01/33
	(Pre-refunded 6/01/19)
750	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/19 at 100.00	A– (6)	844,928
	Retirement-Life Communities, Inc. Obligated Group, Series 2009A-1, 6.250%, 11/15/29
	(Pre-refunded 11/15/19)
350	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	N/R (6)	384,962
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	N/R (6)	57,374
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)
110	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	N/R (6)	126,867
	Bonds, Series 2010A, 5.500%, 12/01/34 (Pre-refunded 12/01/20)
750	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%,	4/19 at 100.00	A+ (6)	825,322
	4/01/34 (Pre-refunded 4/01/19)
500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A, 5.250%, 1/01/36	1/19 at 100.00	A+ (6)	534,360
	(Pre-refunded 1/01/19)
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	AA (6)	118,239
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.250%, 1/01/31
	(Pre-refunded 1/01/21)
4,265	Total U.S. Guaranteed			4,699,255
	Utilities – 3.2% (3.2% of Total Investments)
140	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	No Opt. Call	Caa1	58,100
	FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35
	(Mandatory put 7/01/21)
250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Caa1	103,750
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35
	(Mandatory put 6/01/20)
10	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Caa1	4,150
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
170	Delaware County Industrial Development Authority, Pennsylvania, Revenue Bonds, Covanta	7/20 at 100.00	Ba2	171,387
	Project, Refunding Series 2015A, 5.000%, 7/01/43
30	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	B–	12,450
	Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory
	put 12/03/18)
100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	BB–	103,027
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
125	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015,	8/25 at 100.00	A	143,594
	5.000%, 8/01/30
825	Total Utilities			596,458
	Water and Sewer – 2.8% (2.8% of Total Investments)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	12/21 at 100.00	AA	234,021
	2015-XF0123, 11.633%, 12/01/33 – AGM Insured (IF) (4)
200	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	223,802
	Series 2013A, 5.125%, 12/01/47
60	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer	11/19 at 100.00	AA	60,250
	Revenue Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured
5	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer	5/26 at 100.00	AA	5,184
	Revenue Bonds, Series 2017, 3.375%, 5/15/32 – AGM Insured
440	Total Water and Sewer			523,257
$ 17,419	Total Long-Term Investments (cost $17,562,862)			18,658,649

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.7% (0.7% of Total Investments)

	MUNICIPAL BONDS – 0.7% (0.7% of Total Investments)

	Tax Obligation/General – 0.7% (0.7% of Total Investments)
$ 125	Philadelphia, Pennsylvania, General Obligation Bonds, Variable Rate Demand Obligations, Refunding	8/17 at 100.00	VMIG-1	$ 125,000
	Series 2009A, 0.810%, 8/01/31 (7)
$ 125	Total Short-Term Investments (cost $125,000)			125,000
	Total Investments (cost $17,687,862) – 100.0%			18,783,649
	Floating Rate Obligations – (1.6)%			(300,000)
	Other Assets Less Liabilities – 1.6%			309,250
	Net Assets Applicable to Common Shares – 100%			$ 18,792,899

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$18,658,649	$ —	$18,658,649
Short-Term Investments:
Municipal Bonds	—	125,000	—	125,000
Total	$ —	$18,783,649	$ —	$18,783,649

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2017, the cost of investments was $17,370,895.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$1,313,525
Depreciation	(200,771)
Net unrealized appreciation (depreciation) of investments	$1,112,754

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment has maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Municipal Value Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017